Investments in Associates - Narrative (Details) $ in Thousands		12 Months Ended
	Jul. 01, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of associates [Line Items]
Share of net income/(loss) of associates accounted for using the equity method		$ (34,117)	$ 30,791	$ (11,490)
Gelesis [Member]
Disclosure of associates [Line Items]
Proportion of voting rights held in associate	25.20%
Investments in associates accounted for using equity method	$ 16,400		10,600
Impairment of investment		$ (42,702)	$ (42,938)
Gelesis [Member] | Measurement Input, Probability Of Occurrence | Option pricing model [member]
Disclosure of associates [Line Items]
Fair value input, common stock price			0.250
Gelesis [Member] | Measurement Input, Probability Of Occurrence | Probability Weighted Expected Return Method
Disclosure of associates [Line Items]
Fair value input, common stock price			0.750
Gelesis [Member] | Measurement Input, Weighted Term To Exit
Disclosure of associates [Line Items]
Fair value input, common stock price			1.57
Gelesis [Member] | Discount rate
Disclosure of associates [Line Items]
Fair value input, common stock price			0.200
Gelesis [Member] | Volatility
Disclosure of associates [Line Items]
Fair value input, common stock price			0.560
Gelesis [Member] | Risk free interest rate
Disclosure of associates [Line Items]
Fair value input, common stock price			0.0162